SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

NOTE 17:-    SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.
The Company applies ASC Topic 280, Segment Reporting (“ASC 280"). The Company operates in one reportable segment. Total revenues are attributed to geographic areas based on the location of the end customer.

b.	The following tables present total revenues for the years ended December 31, 2021, 2020 and 2019 and long-lived assets as of December 31, 2021 and 2020:

Revenues:

	Year ended December 31,
	2021	2020	2019

North America (*)	$731,251	$559,431	$411,354
Europe	334,677	251,597	195,324
Latin America	55,244	51,053	51,108
Asia and others	148,485	122,286	99,881

	$1,269,657	$984,367	$757,667

(*)	Includes revenue from the United States in amount of $363,431 $481,098 and $588,886 for 2019, 2020 and 2021, respectively.

Long-lived assets and ROU assets:

	December 31,
	2021	2020

Israel	$54,440	$56,684
Europe and Asia	44,047	15,233
America	53,045	52,352

	$151,532	$124,269